Income Tax Expenses - Summary of Income Tax Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Profit before income tax expenses	$ 16,311,930	$ 12,855,817	$ 10,090,653
Profit before income tax from discontinued operations	0	10,031,102	1,684,608
Accounting income before income tax	$ 16,311,930	$ 22,886,919	$ 11,775,261
Income tax rate	35.00%	30.00%	30.00%
Income tax at the statutory tax rate	$ (5,709,176)	$ (6,866,076)	$ (3,532,579)
Adjustments for calculation of the effective income tax:
Effect of derecognition of Yguazú Cementos S.A.	0	970,024	336,921
Impairment of tax losses recognized in Ferrosur Roca S.A.	(237,161)	(242,869)
Effects of the fiscal revaluation and inflation adjustments for accounting and tax purposes	(169,746)	282,501	310,182
Effect of change in tax rate	(3,857,875)	184,375	(578,357)
Other non-taxable income or non-deductible expense, net	6,152	(34,518)	(1,707)
Total Income tax	(9,967,806)	(5,706,563)	(3,465,540)
Total iIncome tax
Current	(6,638,518)	(5,882,722)	(2,267,192)
Deferred	(3,329,288)	176,159	(1,198,348)
Total Income tax	(9,967,806)	(5,706,563)	(3,465,540)
Income tax included in the statement of other comprehensive income	(9,967,806)	(3,416,654)	(3,320,921)
Income tax from discontinued operations	$ 0	$ (2,289,909)	$ (144,619)